General description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 002
General Description of the Plan [Line Items]
General Description of the Plan

Note 1 - General description of the Plan:

The following brief description of the Magyar Bank 401(k) Profit Sharing Plan (the “Plan”) is provided for purposes of general information only. Participants should refer to the Plan document for more complete information.

General:

The Plan was established effective March 1, 1994. The Plan is a participant-directed defined contribution plan covering substantially all employees, as defined, with Magyar Bank and its subsidiaries (the “Bank” or “Plan Sponsor”), which elect to participate in the Plan. The Bank is a wholly-owned subsidiary of Magyar Bancorp, Incorporated. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).

Eligibility:

The Plan covers all eligible employees of the Bank who have attained 18 years of age and have been employed with the Bank for three (3) months.

Contributions:

Participants may contribute up to 80% of their gross earnings, as defined by the Plan document, up to the maximum permitted by Internal Revenue Code (“IRC”) limitations. Contributions of gross earnings may be either before-tax or after-tax dollars. Participants may also contribute amounts representing distributions from other qualified benefit or contribution plans (known as rollover contributions).

Participating employees age 50 and above may elect to make “Catch Up” contributions to the Plan up to IRC limitations. Plan provisions allow for the automatic enrollment of all eligible participants upon entry into the Plan at 6% of the participant’s eligible compensation, which will be invested into a qualified default investment option determined by the Plan Sponsor. Participants have the option to change the automatic enrollment deferral percentages.

The Bank has the option to make a discretionary contribution. During the year ended December 31, 2025, the Bank made discretionary matching contributions of 100% of the first 2% of employees’ elective contributions and 50% of the next 4% of employees’ elective contributions up to a maximum of 4% of gross earnings. Employer contributions were $268,413 in 2025. The Bank also has the option to make a non-matching profit sharing contribution. During the year ended December 31, 2025, the Bank did not make a non-matching profit sharing contribution.

Notes receivable from participants:

Participants may borrow from their individual participant accounts a minimum of $1,000 and up to a maximum of the lesser of $50,000 or 50% of the market value of their vested balance. The interest rate used in calculating repayments is the prime rate plus one percentage point at the time of the loan. The interest rates on loans ranged from 4.25% to 9.50% as of December 31, 2025 and December 31, 2024. The interest rate is fixed at the time of loan origination and remains unchanged for the life of the loan. The interest paid by the participant is credited to the participant’s retirement savings account. The loans have maturities up to five years or up to thirty years for the purchase of a principal residence. No more than one loan may be outstanding at any time.

Investments:

Employees may elect to have their contributions and the applicable matching Bank contributions invested in one of the various funds offered by the Plan.

Participant accounts:

Each participant’s account is credited with the participant’s pre-tax and after-tax contributions, the Bank’s discretionary matching contributions, non-matching profit-sharing contributions and an allocation of Plan earnings (losses). Plan earnings (losses) are allocated to participants based on each participant’s share balance within each fund as a percentage of the Plan’s total share balances within each fund. The benefit to which a participant is entitled is the benefit provided from the participant’s vested account.

Vesting:

The employees are always 100% vested with respect to their own contributions and related earnings. The Bank contributions, together with the earnings or losses on these contributions, will be available to the employees at the time of withdrawal only to the extent they are vested. All Bank contributions will become fully vested in the event of a participant’s death, early retirement at age 55, total and permanent disability, or the attainment of age 65 (normal retirement date). Bank contributions for each year begin vesting at the rate of 20% per year of service for the first five years of service. After an employee has attained five years of service, all current and future contributions are immediately vested.

Payments of benefits:

Benefits may be distributed to participants upon termination of employment by reason of retirement, disability, death or other separation from service. Distributions under the Plan may be made in lump sums.

Once reaching the age of 59-1/2, a participant can elect to withdraw contributions for any reason. A partial or total withdrawal (including vested Bank contributions) of a participant’s contributions may be made on any valuation date or as soon as administratively feasible thereafter. In addition, participants may withdraw contributions in the event of a financial hardship, such as certain medical expenses, the purchase of a principal residence, payment of tuition and related educational fees, payments to prevent eviction from or foreclosure on a principal residence, or burial or funeral expenses, in the amount equal to their immediate financial need. Hardship withdrawals will be processed as soon as administratively feasible and in most cases the withdrawal will be subject to federal income taxes.

Plan administration:

The Plan is administered by the 401(k) Investment Committee appointed by the Bank’s Board of Directors. Principal Trust Company is the Trustee and administrative service provider for the Plan.

Forfeitures:

Forfeitures of non-vested participants’ accounts can be used to pay plan expenses or reduce employer contributions. During 2025, forfeitures amounted to $15,943. The Plan used $12,445 of forfeited amounts to fund Plan administration expenses. The balance of the forfeited funds held by the Plan at December 31, 2025 and 2024 was $14,093 and $8,921, respectively.

Plan termination:

The Bank anticipates and believes that the Plan will continue without interruption but reserves the right to continue or amend the Plan, revise the rate of Bank contributions or terminate the Plan at any time. If terminated, participants would become 100% vested in their accounts and the assets of the Plan will be distributed to the participants and beneficiaries in the order and manner prescribed in ERISA.